CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Series A Preferred stock	Jun. 30, 2012 Series A Preferred stock	Jun. 30, 2013 Series B Preferred stock	Jun. 30, 2012 Series B Preferred stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, shares issued			10,297	10,297	1,200	1,200
Preferred stock, shares outstanding			800	3,379	0	1,200
Preferred stock, liquidation preference			$ 820,000	$ 3,463,475	$ 0	$ 1,230,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	227,206,174	94,112,483
Common stock, outstanding	227,206,174	94,112,483